Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Group and Other Related Parties
a.
Related party name and category

Related Party Name	Related Party Category

Other	Key Management Personnel

b.
Loans from related parties

Interest expense

	For the year ended December 31
Related Party Category/Name	2021	2022	2023
Related party in substance / JANK Howden Pty Ltd	$45,522	$—	$—
Key Management Personnel / Others	4,552	—	—
	$50,074	$—	$—

Schedule of Key Management Personnel Compensation
c.
Compensation of Key Management Personnel

	For the year ended December 31
Related Party Category/Name	2021	2022	2023
Short-term employee benefits	$2,881,215	$2,783,668	$3,115,619
Post-employment benefits	112,095	332,037	140,332
Share-based payments recognized	2,048,669	1,926,199	2,256,528
	$5,041,979	$5,041,904	$5,512,479